The Payden & Rygel Investment Group
333 South Grand Avenue
Los Angeles, California 90071
Telephone (213) 625-1900
March 3, 2011
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	The Payden & Rygel Investment Group Rule 497(j) Certification File Nos. 811-6625, 33-46973 CIK No. 0000885709
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I, on behalf of The Payden & Rygel Investment Group (the “Group”), hereby certify as follows:
     1. This certification is made in lieu of making a filing under Rule 497(b) or (c) of the 1933 Act;
     2. The form of prospectus for each of (a) the Payden U.S. Government Fund (Adviser Class), Payden GNMA Fund (Adviser Class), Payden Core Bond Fund (Adviser Class), Payden High Income Fund (Adviser Class) and Payden Emerging Markets Bond Fund (Adviser Class) Prospectus, (b) the Payden/Kravitz Cash Balance Plan Fund (Institutional Class) Prospectus, (c) the Payden/Kravitz Cash Balance Plan Fund (Adviser Class) Prospectus, and (d) the Payden/Kravitz Cash Balance Plan Fund (Retirement Class) Prospectus, which in each case would have been filed under Rule 497 (b) or (c), do not differ from that contained in the most recent Post-Effective Amendment, No. 69, to the Group’s Registration Statement, No. 33-46973, effective February 28, 2011;
     3. Said Prospectuses relate in each case to the Funds of the Group identified in paragraph 2, above;
     4. The commencement of the distribution of the Prospectus and the public offering of the Fund began no earlier than February 28, 2011; and

Securities and Exchange Commission
March 3, 2011

     5. The text of the Post-Effective Amendment, No. 69, to the Group’s Registration Statement, No. 33-46973, was filed electronically.
     If you have any questions concerning the foregoing, please telephone me at the number set forth above.
Very truly yours,
The Payden & Rygel Investment Group
/s/ Edward S. Garlock
Edward S. Garlock
Secretary